11. Operating Lease Liabilities & Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – OPERATING LEASE LIABILITIES & COMMITMENTS AND CONTINGENCIES

The Company has two operating leases with an imputed annual interest rate of 8%. The terms of the first lease are 24 months commencing on September 1, 2018 and ending on August 31, 2020. The terms of the second lease are 28 months commencing on September 1, 2019 and ending December 31, 2021.

The following is a summary of operating lease liabilities:

	December 31, 2019	December 31, 2018
Operating lease liabilities related to right of use assets.	$222,236	$–
Less current portion	(123,395)	–
Long term	$98,841	$–

The following is a schedule showing future minimum lease payments:

Year ending	Total Minimum
December 31,	Lease Payments
2020	177,688
2021	91,688

From time to time, the Company is involved in routine litigation that arises in the ordinary course of business. There are no legal proceedings for which management believes the ultimate outcome would have a material adverse effect on the Company’s results of operations and cash flows.